Cash flows information - Reconciliation of Financing Items (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 1,033,458	$ 5,661,905
Increase of new debt (non-cash transactions)	233,466	135,495
Loss related to modification and measurement of Promissory Notes		1,033,458
Interest payable on Promissory Notes		82,588
Payment of Promissory Notes and Convertible Note		(1,974,787)
Payment of accrued interests of Promissory Notes		(2,955,495)
Amortization of issuance costs		5,967
Payment of debt	(176,250)	(208,679)	$ (104,769)
Interest payment on debt	(88,126)	(94,734)	(25,224)
Accrued interest on debt	88,126	94,734
Proceeds from credit line	723,836
Finance obtained through supplier finance arrangements	6,276,203	3,498,928
Payments made on supplier finance arrangements	(5,841,762)	(3,264,023)
Exchange rate fluctuation		51,559
Ending Balance	2,248,951	1,033,458	5,661,905
Promissory Notes, Related Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	4,340,452
Interest payable on Promissory Notes		76,168
Payment of Promissory Notes and Convertible Note		(1,687,810)
Payment of accrued interests of Promissory Notes		(2,774,333)
Exchange rate fluctuation		45,523
Ending Balance	0	0	4,340,452
Promissory Notes, Third Parties (Debt)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0	449,716
Interest payable on Promissory Notes		6,420
Payment of Promissory Notes and Convertible Note		(286,977)
Payment of accrued interests of Promissory Notes		(181,162)
Amortization of issuance costs		5,967
Exchange rate fluctuation		6,036
Ending Balance	0	0	449,716
Financing of Transportation and Store Equipment and Credit Lines
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	348,703	421,887
Increase of new debt (non-cash transactions)	233,466	135,495
Payment of debt	(176,250)	(208,679)
Interest payment on debt	(88,126)	(94,734)
Accrued interest on debt	88,126	94,734
Proceeds from credit line	723,836
Ending Balance	1,129,755	348,703	421,887
Supplier Finance Arrangement
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	684,755	449,850
Finance obtained through supplier finance arrangements	6,276,203	3,498,928
Payments made on supplier finance arrangements	(5,841,762)	(3,264,023)
Ending Balance	$ 1,119,196	$ 684,755	$ 449,850